Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 105	X
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 107	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
(515) 247-6651
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:
John L. Sullivan
Principal Financial Group
Des Moines, IA 50392
_________________
Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b)
_X _    on May 17, 2022 pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal Real Estate Active Opportunities ETF.
EXPLANATORY NOTE
The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 103, as it relates to the Principal real Estate Active Opportunities ETF series of the Registrant, until May 17, 2022. Parts A, B and C of the Registrant's Post-Effective Amendment No. 103 under the Securities Act of 1933 as it relates to Principal Real Estate Active Opportunities ETF series of the Registrant, filed on February 9, 2022, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 25th day of April, 2022.

Principal Exchange-Traded Funds
(Registrant)
/s/ K. Bhatia _____________________________________ K. Bhatia President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ K. Bhatia __________________________ K. Bhatia	President and Chief Executive Officer (Principal Executive Officer)	April 25, 2022

/s/ M. Scholten __________________________ M. Scholten	Chief Financial Officer (Principal Financial Officer)	April 25, 2022

/s/ M. Hoffmann _____________________ M. Hoffmann	Vice President and Controller (Controller)	April 25, 2022

(L. T. Barnes)* __________________________ L. T. Barnes	Trustee	April 25, 2022

(C. Damos)* __________________________ C. Damos	Trustee	April 25, 2022

(T. M. Dunbar)* __________________________ T. M. Dunbar	Trustee	April 25, 2022

(P. G. Halter)* __________________________ P. G. Halter	Trustee	April 25, 2022

(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee	April 25, 2022

(V. Hymes)* __________________________ V. Hymes	Trustee	April 25, 2022

(P. L. Lattimer)* __________________________ P. L. Lattimer	Trustee	April 25, 2022

(K. McMillan)* __________________________ K. McMillan	Trustee	April 25, 2022

(E. A. Nickels)* __________________________ E. A. Nickels	Trustee	April 25, 2022

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Trustee	April 25, 2022

	/s/ K. Bhatia	April 25, 2022
K. Bhatia
President and Chief Executive Officer

* Pursuant to Power of Attorney appointing K. Bhatia dated 3/18/2020 - Filed as Ex 99.(j)(iii) on 10/28/2020 (Accession No. 0001572661-20-000255), for V. Hymes dated 12/15/2020 - Filed as Ex 99.(j)(iii) on 02/09/2021 (Accession No. 0001572661-21-000005), and for P. Lattimer dated 12/15/2020 - Filed as Ex 99.(j)(iii) on 02/09/2021 (Accession No. 0001572661-21-000005).